Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Valuation Allowance [Line Items]
Tax rate	26.50%	25.00%	25.00%
Undistributed earnings of foreign subsidiaries that are considered to be permanently reinvested	$ 1,775
Unrecognized deferred tax liability related to undistributed earnings of foreign subsidiaries	532
Operating loss carryforwards	54,794
Capital loss carryforwards	15,658
U.S. Tax Authority [Member]
Valuation Allowance [Line Items]
Operating loss carryforwards	96,424
Utilization Of Net Operating Loss Carryforwards [Member]
Valuation Allowance [Line Items]
Increase (decrease) in the valuation allowance	(1,700)		215
Net Operating Loss Carryforwards Expected To Be Realized In The Foreseeable Future [Member]
Valuation Allowance [Line Items]
Increase (decrease) in the valuation allowance		6,431	(840)